Statement of cash flows - Summary of cash and cash equivalents in the consolidated statements of cash flows (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Cash and due from banks at amortized cost	₩ 39,758,705	₩ 40,547,054	₩ 34,650,390
Due from financial institutions with a maturity over three months from date of acquisition	(966,755)	(1,655,932)	(1,322,274)
Restricted due from banks	(3,496,827)	(3,643,579)	(2,911,232)
Total Cash Due from financial institutions and bank	(4,463,582)	(5,299,511)	(4,233,506)
Total	₩ 35,295,123	₩ 35,247,543	₩ 30,416,884	₩ 24,413,946